INVENTORIES (Tables)	6 Months Ended
Jun. 30, 2024
Inventory Disclosure [Abstract]
Schedule of inventory
	June 30,	December 31,
	2024	2023
	$ thousands
Raw materials	27,385	33,790
Work in progress	475	486
Finished products	31,630	34,535

	59,490	68,811